Schedule of Reconciliation of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory tax rate	(24.00%)	(24.00%)
Impairment of goodwill, intangible assets, and investments
Change in income tax valuation allowance	24.00%	24.00%
Effective tax rate	0.00%	0.00%